LOANS - Financial Difficulty Modifications (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 11,300,000	$ 4,400,000
Restructured Loans, Nonaccrual Status			$ 10,000,000.0
Financial Receivables, Financial Difficulty Modifications	31,654,000	6,731,000
Financing Receivable, Modified in Period, Amount	$ 31,654,000	$ 6,731,000
Financing Receivable Percentage of Class of loans and leases	0.0027	0.0006
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 19,562,000	$ 2,313,000
30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	890,000	1,391,000
60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	10,741,000	240,000
Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	461,000	2,787,000
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	2,844,000	3,251,000
Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	28,810,000	3,425,000
Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%	2.00%
Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 55,000
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	18,306,000	4,510,000
Financing Receivable, Modified in Period, Amount	$ 18,306,000	$ 4,510,000
Financing Receivable Percentage of Class of loans and leases	0.0048	0.0013
Commercial | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 17,916,000	$ 1,181,000
Commercial | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0	821,000
Commercial | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0	0
Commercial | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	390,000	2,508,000
Commercial | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Commercial | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	1,181,000
Commercial | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	18,306,000	3,329,000
Commercial | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%	0.00%
Commercial | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	2,357,000	2,040,000
Financing Receivable, Modified in Period, Amount	$ 2,357,000	$ 2,040,000
Financing Receivable Percentage of Class of loans and leases	0.0016	0.0015
Residential real estate | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 1,159,000	$ 1,021,000
Residential real estate | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	890,000	500,000
Residential real estate | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	241,000	240,000
Residential real estate | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	67,000	279,000
Residential real estate | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Residential real estate | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	2,353,000	1,889,000
Residential real estate | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	4,000	96,000
Residential real estate | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%	2.00%
Residential real estate | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0	$ 55,000
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	491,000	181,000
Financing Receivable, Modified in Period, Amount	$ 491,000	$ 181,000
Financing Receivable Percentage of Class of loans and leases	0.0006	0.0002
Home equity | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 487,000	$ 111,000
Home equity | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0	70,000
Home equity | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0	0
Home equity | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	4,000	0
Home equity | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Home equity | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	491,000	181,000
Home equity | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Home equity | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	0
Home equity | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0	$ 0
Construction real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	10,500,000
Financing Receivable, Modified in Period, Amount	$ 10,500,000
Financing Receivable Percentage of Class of loans and leases	0.0135
Construction real estate | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	$ 0
Construction real estate | 30 to 59 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0
Construction real estate | 60 to 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	10,500,000
Construction real estate | Greater than 89 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financial Receivables, Financial Difficulty Modifications	0
Construction real estate | Principal Forgiveness
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Construction real estate | Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	0
Construction real estate | Extended Maturity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	10,500,000
Construction real estate | Contractual Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%
Construction real estate | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0